ACCOUNTS RECEIVABLES (Details ) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivables
Trade receivables	$ 19,799	$ 2,354
Other receivables (a)	274	13,481
Accounts receivables	$ 20,073	$ 15,835